THE NORTH COUNTRY FUNDS



                               EQUITY GROWTH FUND

                             INTERMEDIATE BOND FUND







                               [GRAPHIC OMITTED]








                                  Annual Report

                                November 30, 2002




     This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS

                                November 30, 2002

                                ECONOMIC SUMMARY
                                ----------------

Recent economic data are pointing to a rebounding economy in the U.S. The manufacturing sector, which has slowed since July, is now showing some signs of recovery, judging from the Philadelphia, New York, and Chicago Purchasing Managers Indexes. Leading economic indicators were flat in October, following four consecutive months of decline. Even the labor markets are showing some signs of relief as initial unemployment insurance claims continue to fall. Consumers continue carrying the load with a November revival in confidence and surprising strength in retail sales, excluding autos. The record pace of refinancing activity this year is pumping cash into the household sector. It is estimated that households will extract $200 billion in home equity this year. For now, consumers have ample cash flow to spend for the winter because of tax cuts and mortgage refinancing, even if the job market remains stagnant. However, the refinancing wave is cresting and it is unlikely that President Bush will be able to rush through any tax cuts. That means that the job market needs to improve sooner rather than later if consumer spending is going to hold up in the spring.

Real Gross Domestic Product was revised up to a robust 4% rate from an initial estimate of 3.1% in the third quarter. Inventory accumulation was higher than initially thought, residential investment was stronger, and exports did not deteriorate as much. Orders for durable goods in October continued the flow of good economic news, rising a better than expected 2.8%. Excluding the volatile transportation sector, orders were solid, rising 2.4% in the month.

Republicans regaining control of the U.S. Senate surprised investors. This may produce more aggressive fiscal and regulatory policies designed to encourage investment. It is our expectation that fiscal spending will continue to be a positive influence on potential economic growth. The Federal Reserve's dramatic move of a fifty basis point reduction in the Fed Funds target rate on November 6th has led many to believe that the Fed has finished easing. Economic growth is expected to expand at a slower rate in the fourth quarter than the third quarter, with a gradual acceleration in Gross Domestic Product growth through 2003. We believe that increases in productivity will allow inflation to remain in check and will likely lead to interest rates staying relatively low through 2003. While the economy may broaden in strength as 2003 unfolds, we feel the intermediate term will likely see continued moderate growth, low inflation, stable employment, a weak recovery in the manufacturing sector, and continued equity extraction in the consumer sector.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 EQUITY OUTLOOK
                                 --------------

Equity markets improved as solid U.S. economic reports pushed the S&P 500 up 20.6% from the index's low of October 9th. Earnings growth is expected to be relatively strong in the fourth quarter and stronger still next year. One concern hanging over the spirited equity rally is its heavy reliance on the information technology sector, which has been the strongest performing sector in the past eight weeks. We feel that the technology sector is still struggling to find a footing and can hardly be described as at bargain basement levels by most valuation measures. While the market may stumble and there is a possibility of another sell off in stocks, the economic fundamentals are improving and we expect other sectors will emerge as stock market drivers in 2003.

Some have questioned whether the latest round of economic data is healthy enough to justify the rebound in equities. An alternative question is whether the U.S. economy was ever sick enough to justify the plunge in equities in the first nine months of the year. The upward revision of third quarter Gross Domestic Product to 4% means that output rose by 3.2% in the past four quarters, much better than most were expecting a year ago.

The U.N. weapons inspectors have entered Iraq and are proceeding with their work. While the inspectors have stated they will need a full year to complete their job, an update is expected in January 2003. Should the inspectors not encounter weapons of mass destruction, the situation with Iraq will likely linger throughout 2003. This will result in the possibility of war with Iraq hanging over the equity markets as an unresolved, prolonged issue, causing continued volatility.

As 2002 began, we had invested the portfolio to take advantage of a strong recovery in the economy, as first quarter GDP was initially reported at 5.8%. Expecting the Federal Reserve to raise rates, we underweighted the financial sector and overweighted economically sensitive sectors such as industrials and energy. We also had the information technology sector at a market weight. As economic growth slowed in the second quarter and the labor market did not improve, we reduced our weightings in the consumer discretionary and information technology sectors and increased our weightings in more defensive sectors like consumer staples, healthcare, and energy. With an improving economic picture, expectations of better earnings in 2003 and the risk of sector rotation to more economically sensitive stocks, we recently decided to reduce the weighting in the consumer staples sector to a marketweight. We deliberated whether to raise the weighting in the information technology sector, based on that sector's recent leadership role. We continue to believe, however, that valuations in that sector are high relative to forecasted earnings growth rates. Also, as historical precedent, the technology sector has greater participation later in an economic recovery. We decided to keep the information technology sector at an underweight, but increased the weighting closer to a marketweight. The change in congressional leadership has reinforced our strategy of keeping the healthcare sector at overweight. The energy sector remains overweight as dividend yields are attractive and the overall price of oil has been higher this year than last year.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FIXED INCOME OUTLOOK
                              --------------------

It appears that the Fed easing is done and that the rally in U.S. Treasury securities may be over. Even with the fifty basis point reduction in the Federal Funds target rate in November, the Treasury yield curve, with the exception of the one-year maturity, remains roughly as it was prior to the easing. Spreads in the corporate sector are beginning to narrow, as investors look to gain yield. Recent economic reports are showing an improving economic picture which has caused a sell off in the bond market as investors expect the Federal Reserve is done easing. It is our expectation that moderate economic growth and low inflation will allow interest rates to remain unchanged well into 2003, with expectations for rising rates in the second half of the year. We continue to maintain that a short average maturity for the bond fund is appropriate.

The slope of the U.S. Treasury yield curve remains steep. The rally in U.S. Treasuries this year allowed us to the opportunity to sell low yielding short maturity securities and move out the yield curve to earn a higher yield-to-maturity. We moved more of the portfolio to corporate paper as spreads widened due to credit concerns. As a result, the bond fund has outperformed the Merrill Lynch Government Corporate "A" rated or better, 1 to 10 year maturity benchmark for the latest month, quarter, 6 months, and 1 year1, 2.











------------
(1)   Past performance is not an indication of future results.
(2) The Merrill Lynch Government Corporate 1-10 year maturity "A" rated or better index is widely used as a broad measure of performance of bonds with maturities of less than 10 years. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The views expressed are as of November 30, 2002 and are those of the adviser, North Country Investment Advisers, Inc. The views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally or the North Country Funds.

Funds distributed by Orbitex Funds Distributor, Inc. Member NASD/SIPC

Not FDIC Insured, No Bank Guarantee, May Lose Value



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         GROWTH OF $10,000 INVESTMENT(1)



                        NORTH COUNTRY EQUITY GROWTH FUND

COMPARISON OF A $10,000 INVESTMENT BETWEEN THE NORTH COUNTRY EQUITY GROWTH FUND AND THE S&P 500 AND THE LIPPER LARGE CAP CORE.




                            Equity Growth                       S&P 500                Lipper Large Cap Core
                  -----------------------------    ----------------------------    -------------------------------
                     Return         Value             Return        Value              Return          Value
                  -----------------------------    ----------------------------    -------------------------------
     11/30/1992                      10,000.00                          10,000                             10,000
     11/30/1993           1.40%      10,140.24           10.10%         11,010              10.34%         11,034
     11/30/1994          -0.05%      10,134.70            1.05%         11,126               0.26%         11,063
     11/30/1995          29.38%      13,111.80           36.98%         15,240              31.00%         14,492
     11/30/1996          19.65%      15,688.76           27.86%         19,486              23.94%         17,962
     11/30/1997          24.90%      19,595.89           28.51%         25,041              24.58%         22,376
     11/30/1998          30.66%      25,603.70           23.66%         30,965              21.19%         27,118
     11/30/1999          26.47%      32,380.00           20.89%         37,435              19.34%         32,363
     11/30/2000           7.25%      34,728.75           -4.22%         35,855              -2.40%         31,586
     11/30/2001          -8.10%      29,336.58          -12.22%         31,474             -12.76%         27,556
     11/30/2002         -17.81%      24,111.74          -16.51%         26,278             -15.91%         23,172



                      NORTH COUNTRY INTERMEDIATE BOND FUND

COMPARISON OF A $10,000 INVESTMENT FOR THE NORTH COUNTRY INTERMEDIATE BOND FUND AND THE MERRILL LYNCH CORP/GOV'T 1-10 YEAR INDEX.


                            Intermediate                    Merrill Lynch Corp/Gov't
                               Bond                              1-10 Year Index
                   ----------------------------------  -----------------------------------
                          Return               Value              Return            Value
                          ------               -----              ------            -----
      11/30/1992                              10,000                               10,000
      11/30/1993           5.03%              10,503                9.72%          10,972
      11/30/1994          -2.76%              10,213               -1.68%          10,788
      11/30/1995          13.61%              11,603               14.58%          12,361
      11/30/1996           4.72%              12,151                5.77%          13,074
      11/30/1997           4.96%              12,754                6.40%          13,910
      11/30/1998           6.69%              13,607                8.89%          15,147
      11/30/1999           0.75%              13,709                1.13%          15,318
      11/30/2000           5.77%              14,499                7.91%          16,530
      11/30/2001           5.69%              15,839               11.53%          18,436
      11/30/2002           7.56%              17,037                7.39%          19,798



          AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 20021

--------------------------------------------------------------------------------
                                   EQUITY GROWTH              INTERMEDIATE BOND
    1 Year  . . . . . . . . . . . .  (17.81)%  . . . . . . . . . . .7.56%
    5 Year  . . . . . . . . . . . . .  4.23%   . . . . . . . . . . .5.96%
   10 Year  . . . . . . . . . . . . .  9.20%   . . . . . . . . . . .5.47%
--------------------------------------------------------------------------------

----------

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) The quoted performance data for each Fund includes the performance of its predecessor Collective Investment Trust for periods dating back to 11/30/91, and prior to each Fund's commencement of operations on 3/1/01, as adjusted to reflect expenses of the respective successor Fund of the Trust, without giving effect to fee waivers. The Collective Investment Trusts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the Collective Investment Trusts had been registered under the 1940 Act, the performance of such Collective Investment Trusts may have been lower. The performance also reflects reinvestment of all dividends and capital gain distributions.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                November 30, 2002

--------------------------------------------------------------------------------
                                                                       MARKET
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.96%
AEROSPACE/DEFENSE - 2.20%
    15,500         General Dynamics Corp.                             $1,262,475
                                                                      ----------

BANKS - 3.62%
    16,800         Fifth Third Bancorp                                   940,800
    24,500         Wells Fargo & Co.                                   1,132,145
                                                                      ----------
                                                                       2,072,945
                                                                      ----------
BEVERAGES - 3.27%
    20,000         Anheuser-Busch Companies, Inc.                        982,400
    21,000         Pepsico, Inc.                                         892,080
                                                                      ----------
                                                                       1,874,480
                                                                      ----------
BUSINESS SERVICES - 3.98%
    28,600         Automatic Data Processing, Inc.                     1,243,242
    30,000         First Data Corp.                                    1,039,200
                                                                      ----------
                                                                       2,282,442
                                                                      ----------
CHEMICALS - 1.93%
     7,000         Du Pont (EI) de Nemours & Co.                         312,340
    16,000         Ecolab, Inc.                                          794,720
                                                                      ----------
                                                                       1,107,060
                                                                      ----------
COMPUTER/NETWORK PRODUCTS -  4.15%
    97,000       + Cisco Systems, Inc.                                 1,447,240
   128,000       + EMC Corp.                                             928,000
                                                                      ----------
                                                                       2,375,240
                                                                      ----------
CONGLOMERATES - 2.08%
    44,000         General Electric Co.                                1,192,400
                                                                      ----------

CONSUMER PRODUCTS - 4.13%
    24,000         Avon Products, Inc.                                 1,232,400
    13,500         Procter & Gamble Co.                                1,134,000
                                                                      ----------
                                                                       2,366,400
                                                                      ----------
DISTRIBUTION & WHOLESALE - 1.50%
    24,000         Fastenal Co.                                          857,520
                                                                      ----------


DIVERSIFIED FINANCIAL SERVICES- 5.38%
    40,000         American Express Co.                               $1,557,200
    10,000         Fannie Mae                                            630,500
    15,500         Freddie Mac                                           893,420
                                                                      ----------
                                                                       3,081,120
                                                                      ----------
  EDUCATIONAL SERVICES - 2.02%
    28,000         Apollo Group, Inc. - Cl. A                          1,155,000
                                                                      ----------

  FOOD PRODUCTS - 2.73%
    14,000         General Mills, Inc.                                   624,680
    25,000         Kraft Foods, Inc.                                     939,000
                                                                      ----------
                                                                       1,563,680
                                                                      ----------
  INSURANCE - 9.65%
    41,000         Aflac, Inc.                                         1,264,850
    24,500         American International Group, Inc.                  1,596,175
    28,000         Hartford Financial Services, Inc.                   1,373,680
    80,823       + Travelers Property Casualty Corp. - Cl. B           1,293,168
                                                                      ----------
                                                                       5,527,873
                                                                      ----------
  INVESTMENT SERVICES - 1.33%
    17,500         Merrill Lynch & Co., Inc.                             761,250
                                                                      ----------

  MEDICAL - DRUGS - 12.07%
    29,500         Abbott Laboratories                                 1,291,510
    26,500       + Amgen, Inc.                                         1,250,800
    18,500       + Forest Labs, Inc.                                   1,985,605
    20,000         Johnson & Johnson                                   1,140,400
    39,500         Pfizer, Inc.                                        1,245,830
                                                                      ----------
                                                                       6,914,145
                                                                      ----------
  MEDICAL - DRUG DISTRIBUTION - 2.26%
    21,000         Cardinal Health, Inc.                               1,292,340
                                                                      ----------

  MEDICAL EQUIPMENT & SUPPLIES - 2.26%
    27,700         Medtronic, Inc.                                     1,294,975
                                                                      ----------



    The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------
                                      - 5 -






                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                November 30, 2002



--------------------------------------------------------------------------------
                                                                       MARKET
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

METALS - 0.80%
    18,000         Alcoa, Inc.                                        $  459,900
                                                                     -----------

MOTORCYCLES - 1.42%
    16,800         Harley Davidson, Inc.                                 815,472
                                                                     -----------

MULTIMEDIA - 1.80%
    14,500         Gannett Co., Inc.                                   1,033,125
                                                                     -----------

OIL & GAS PRODUCERS - 5.18%
    38,600         Burlington Resources, Inc.                          1,625,832
    38,500         Exxon Mobil Corp.                                   1,339,800
                                                                     -----------
                                                                       2,965,632
                                                                     -----------
OIL & GAS SERVICES - 2.68%
    28,500         Apache Corp.                                        1,535,580
                                                                     -----------

RETAIL - 9.50%
    42,000       + Brinker International, Inc.                         1,251,600
    38,500         Home Depot, Inc.                                    1,017,170
    37,500         Target Corp.                                        1,304,250
    34,000         Walgreen Co.                                          978,860
    16,500         Wal-Mart Stores, Inc.                                 893,640
                                                                     -----------
                                                                       5,445,520
                                                                     -----------
SCIENTIFIC & TECHNICAL INSTRUMENTS - 2.74%
    24,950         Danahar Corp.                                       1,567,858
                                                                     -----------


SEMICONDUCTORS - 2.03%

    35,000         Linear Technology Corp.                             1,163,050
                                                                     -----------

SOFTWARE & PROGRAMMING -         4.59%
    22,000       + Intuit, Inc.                                        1,186,680
    25,000       + Microsoft Corp.                                     1,445,500
                                                                     -----------
                                                                       2,632,180
                                                                     -----------

 TELECOMMUNICATIONS - 2.66%
    55,000         Motorola, Inc.                                     $  625,900
    21,500         Verizon Communications, Inc.                          900,420
                                                                     -----------
                                                                       1,526,320
                                                                     -----------

 TOTAL COMMON STOCK
 (Cost $61,070,863)                                                   56,125,982
                                                                      -----------

 MONEY MARKET FUNDS - 1.98%
   569,448         BlackRock Provident Institutional Temp Fund           569,448
   566,579         Goldman Sachs Financial Square Funds - Prime
                   Obligations Fund                                      566,579
                                                                      -----------

 TOTAL MONEY MARKET FUNDS
 (Cost $1,136,027)                                                     1,136,027
                                                                     -----------

 TOTAL INVESTMENTS
 (Cost $62,206,890)                       99.94%                      57,262,009
 CASH AND OTHER
 ASSETS LESS LIABILITIES                   0.06%                          35,588
                                         ------                      -----------

 TOTAL NET ASSETS    . . . . . . . . . . 100.00 %                    $57,297,597
                                         ======                      ===========

 + Non-income producing security.








    The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------
                                      - 6 -

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                                November 30, 2002
--------------------------------------------------------------------------------

PRINCIPAL                                                              MARKET
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 71.39%
AEROSPACE/DEFENSE - 0.73%
$200,000        McDonnell Douglas Corp.,
                6.875%, due 11/1/06                                 $   215,442
                                                                    -----------

BANKS - 9.45%
500,000         Bank of America Corp.,
                4.75%, due 10/15/06                                     521,044
800,000         Chase Manhattan Corp.,
                6.00%, due 2/15/09                                      815,456
750,000         Citigroup, Inc.,
                5.00%, due 3/6/07                                       783,664

275,000         J.P. Morgan Chase & Co.,
                6.50%, due 1/15/09                                      287,599
350,000         Nationsbank Corp.,
                6.60%, due 5/15/10                                      384,695
                                                                    -----------
                                                                      2,792,458
                                                                    -----------
BEVERAGES  - 1.99%
300,000         Coca-Cola Co.,
                5.75%, due 3/15/11                                      321,484
250,000         Pepsico, Inc.,
                5.70%, due 11/1/08                                      267,355
                                                                    -----------
                                                                        588,839
                                                                    -----------
BUILDING MATERIALS - 1.76%
500,000         Vulcan Materials,
                6.00%, due 4/1/09                                       520,926
                                                                    -----------

COMPUTERS - 3.56%
1,000,000       International Business
                Machines Corp.,
                5.375%, due 2/1/09                                    1,050,368
                                                                    -----------

COSMETICS & TOILETRIES - 1.79%
500,000         Colgate-Palmolive Co.,
                5.34%, due 3/27/06                                      528,450
                                                                    -----------

DIVERSIFIED FINANCIAL SERVICES - 14.62%
$ 200,000  American General Finance,
           6.75%, due 11/15/04                                        $ 213,183
500,000    Caterpillar Financial Services,
           5.60%, due 3/15/06                                           530,027
490,000    Commercial Credit Co.,
           7.75%, due 3/1/05                                            538,170
500,000    First Union Corp.,
           7.50%, due 7/15/06                                           557,288
150,000    Ford Motor Credit Co.,
           6.125%, due 4/28/03                                          151,124
900,000    General Electric Capital  Corp.,
           5.35%, due 3/30/06                                           947,692
40,000     General Motors Acceptance Corp.,
           7.125%, due 5/1/03                                            40,525
360,000    6.625%, due 1/9/04                                           368,707
250,000    6.125%, due 1/22/08                                          244,352
500,000    Household Finance Corp.,
           7.875%, due 3/1/07                                           529,887
200,000    6.375%, due 10/15/11                                         196,584
                                                                    -----------
                                                                      4,317,539
                                                                    -----------
ELECTRIC UTILITIES - 4.74%
 500,000   Jersey Central Power & Lighting,
           6.85%, due 11/27/06                                          528,600
500,000    National Rural Utilities,
           6.20%, due 2/1/08                                            545,923
300,000    Potomac Electric Power Co.,
           6.50%, due 9/15/05                                           325,012
                                                                    -----------
                                                                      1,399,535
                                                                    -----------
ENTERTAINMENT - 1.76%
500,000    Walt Disney Co.,
           5.50%, due 12/29/06                                          519,422
                                                                    -----------
FOODS - 0.90%
250,000    Kraft Foods, Inc.,
           5.25%, due 6/1/07                                            265,316
                                                                    -----------




    The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------
                                      - 7 -





                             THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                November 30, 2002


--------------------------------------------------------------------------------

PRINCIPAL                                                              MARKET
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

HOME APPLIANCES & TOOLS - 0.34%
$ 100,000       Maytag Corp.,
                7.61%, due 3/3/03                                     $ 101,222
                                                                     ----------


INVESTMENT SERVICES - 8.75%
100,000         Bear Stearns Co.,
                8.75%, due 3/15/04                                      107,456
500,000         7.80%, due 8/15/07                                      576,971
300,000         Goldman Sachs Group, Inc.,
                6.65%, due 5/15/09                                      323,551

500,000         Lehman Brothers Holdings,
                Inc., 7.50%, due 9/1/06                                 557,699
500,000         Merrill Lynch & Co., Inc.,
                5.36%, due 2/1/07                                       521,647
166,000         6.25%, due 10/15/08                                     178,689
300,000         6.00%, due 2/17/09                                      317,221
                                                                     ----------
                                                                      2,583,234
                                                                     ----------
MULTIMEDIA - 3.62%
1,000,000       Gannett Co., Inc.,
                5.50%, due 4/1/07                                     1,067,773
                                                                     ----------

PHARMACEUTICALS - 3.55%
1,000,000       Bristol-Myers Squibb Co.,
                5.75%, due 10/1/11                                    1,049,635
                                                                     ----------

RETAIL - 3.25%
400,000         McDonald's Corp.,
                5.95%, due 1/15/08                                      432,721
500,000         Target Corp.,
                5.40%, due 10/1/08                                      527,417
                                                                     ----------
                                                                        960,138
                                                                     ----------
TELECOMMUNICATIONS - 8.82%
 565,000        Ameritech,
                6.15%, due 1/15/08                                      597,346
 300,000        GTE of California,
                6.75%, due 3/15/04                                      314,453
 500,000        GTE Northwest, Inc.,
                5.55%, due 10/15/08                                     515,784
 600,000        SBC Communications, Inc.,
                5.75%, due 5/2/06                                       638,462
 500,000        Southwestern Bell Telephone
                Co, 6.60%, due 11/15/05                                 539,630
                                                                     ----------
                                                                      2,605,675
                                                                     ----------
TRANSPORTATION - 1.76%
 500,000        Carnival Corp., 6.15%, due 4/15/08                      519,208
                                                                     ----------

TOTAL CORPORATE BONDS
  (Cost $19,968,757)                                                 21,085,180
                                                                     ----------

U.S. GOVERNMENT SECURITIES - 25.11%
GOVERNMENT AGENCIES - 14.79%
  1,000,000     Federal Farm Credit Bank,
                3.00%, due 11/1/05                                    1,006,592
    300,000     Federal Home Loan Bank,
                6.00%, due 2/5/07                                       302,387
    951,589     5.00%, due 8/1/07                                       979,435
    138,864     6.50%, due 11/1/08                                      146,989
    500,000     6.00%, due 1/9/09                                       512,385
    147,573     Federal National Mortgage Association,
                6.50%, due 11/1/08                                      155,740
    400,000     6.42%, due 3/9/09                                       419,794
    300,000     6.25%, due 2/17/11                                      313,751
    500,000     5.375%, due 11/15/11                                    525,945
      4,721     Government National
                Mortgage Association,
                11.00%, due 11/15/15                                      5,467
                                                                      ---------
                                                                      4,368,485
                                                                      ---------
U.S. TREASURY NOTES - 10.32%
    150,000     6.50%, due 8/15/05                                      166,119
  1,000,000     4.625%, due 5/15/06                                   1,061,836
    200,000     6.50%, due 10/15/06                                     225,938
  1,000,000     4.75%, due 11/15/08                                   1,062,540
    500,000     5.00%, due 8/15/11                                      531,289
                                                                      ---------
                                                                      3,047,722
                                                                      ---------



    The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------
                                      - 8 -



--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                November 30, 2002
--------------------------------------------------------------------------------

                                                                        MARKET
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $7,126,457)                                                  $ 7,416,207
                                                                   -----------
MONEY MARKET FUNDS - 2.46%
373,791         BlackRock Provident
                  Institutional Temp Fund                              373,791
352,859         Goldman Sachs Financial
                  Square Funds   - Prime
                  Obligations Fund                                     352,859
                                                                   -----------
TOTAL MONEY MARKET FUNDS
(Cost $726,650)                                                        726,650
                                                                   -----------

TOTAL INVESTMENTS
(Cost $27,821,864)                                     98.96%       29,228,037
CASH AND OTHER
ASSETS LESS LIABILITIES                                 1.04%          307,366
                                                      ------       -----------

TOTAL NET ASSETS                                      100.00%      $29,535,403
                                                      ======       ===========













    The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               November 30, 2002

--------------------------------------------------------------------------------
                                                                              EQUITY         INTERMEDIATE
                                                                            GROWTH FUND       BOND FUND
                                                                            -----------       ---------
ASSETS:
Investments in securities, at value (Cost $62,206,890
and $27,821,864, respectively) (Note 2) .................................   $ 57,262,009    $ 29,228,037
Cash ....................................................................         51,704         113,911
Receivable for fund shares sold .........................................          8,930           8,427
Dividends and interest receivable .......................................         51,555         330,479
Prepaid expenses and other assets .......................................          9,723           7,772
                                                                            ------------    ------------
Total Assets ............................................................     57,383,921      29,688,626
                                                                            ------------    ------------

LIABILITIES:
Accrued advisory fees (Note 3) ..........................................         28,229          11,802
Dividends payable .......................................................           --            92,779
Redemptions payable .....................................................         42,235          34,336
Accrued expenses ........................................................         15,860          14,306
                                                                            ------------    ------------
Total Liabilities .......................................................         86,324         153,223
                                                                            ------------    ------------
Net Assets ..............................................................   $ 57,297,597    $ 29,535,403
                                                                            ============    ============

NET ASSETS CONSIST OF:
Paid in capital .........................................................   $ 76,777,615    $ 28,131,343
Accumulated undistributed net investment
income (loss) ...........................................................           --               356
Accumulated net realized gain (loss) from
investment transactions .................................................    (14,535,137)         (2,469)
Net unrealized appreciation
(depreciation) on investments ...........................................     (4,944,881)      1,406,173
                                                                            ------------    ------------
Net Assets ..............................................................   $ 57,297,597    $ 29,535,403
                                                                            ============    ============

Shares Outstanding ......................................................      7,586,209       2,802,080
                                                                            ============    ============

Net asset value and redemption price per share ..........................   $       7.55    $      10.54
                                                                            ============    ============






   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------
                                     - 10 -

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                            STATEMENTS OF OPERATIONS
                      For the Year Ended November 30, 2002
--------------------------------------------------------------------------------

                                                                             EQUITY       INTERMEDIATE
                                                                           GROWTH FUND      BOND FUND
INVESTMENT INCOME:
Interest ..............................................................   $     32,500    $  1,469,670
Dividends .............................................................        598,477            --
                                                                          ------------    ------------
Total investment income ...............................................        630,977       1,469,670
                                                                          ------------    ------------

EXPENSES:
Investment advisory fees (Note 3) .....................................        435,364         134,849
Administration fees ...................................................         95,324          83,056
Legal fees ............................................................         37,907          16,561
Transfer agency fees ..................................................         28,955          28,336
Custody fees ..........................................................         15,230           6,810
Insurance expense .....................................................         12,874           5,694
Audit fees ............................................................          9,458          10,129
Printing expense ......................................................          8,313           3,870
Registration & filing fees ............................................          7,744           6,963
Director fees .........................................................          3,463           1,662
Miscellaneous expenses ................................................          1,356           1,598
                                                                          ------------    ------------
Total expenses ........................................................        655,988         299,528

Plus: Expense reimbursement recapture (Note 3) ........................           --             2,747
Less: Expense reimbursement and waivers (Note 3) ......................        (17,663)           --
                                                                          ------------    ------------
Net expenses ..........................................................        638,325         302,275
                                                                          ------------    ------------

Net investment income (loss) ..........................................         (7,348)      1,167,395
                                                                          ------------    ------------

NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gain (loss) from investment
transactions ..........................................................    (11,714,236)            644
Net change in unrealized appreciation (depreciation)
of investments for the period .........................................         29,945         844,254
                                                                          ------------    ------------
Net realized and unrealized gain (loss)
on investments ........................................................    (11,684,291)        844,898
                                                                          ------------    ------------
Net increase (decrease) in net assets resulting
from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . $    (11,691,639)   $  2,012,293
                                                                          ============    ============



   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------
                                     - 11 -

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE YEAR        MARCH 1, 2001(1)
                                                                         ENDED              THROUGH
                                                                      NOVEMBER 30,         NOVEMBER 30,
                                                                         2002                 2001
                                                                      ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss) ........................................   $     (7,348)   $     19,510
Net realized gain (loss) from investment transactions ...............    (11,714,236)     (2,820,901)
Net change in unrealized appreciation
(depreciation) for the period .......................................         29,945      (4,974,826)
                                                                        ------------    ------------
Net increase (decrease) in net assets
resulting from operations ...........................................    (11,691,639)     (7,776,217)
                                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income
($0.00+ and $0.00 per share, respectively) ..........................        (28,112)           --
Distributions from net realized gains on investments ................           --              --
                                                                        ------------    ------------
Total distributions to shareholders .................................        (28,112)           --
                                                                        ------------    ------------

CAPITAL SHARE TRANSACTIONS: (Note 4) ................................     11,283,525      65,430,040
                                                                        ------------    ------------

Net increase (decrease) in net assets ...............................       (436,226)     57,653,823

NET ASSETS:
Beginning of period .................................................     57,733,823          80,000
                                                                        ------------    ------------


End of period (including undistributed net investment
income (loss) of $0 and $19,510, respectively) ......................   $ 57,297,597    $ 57,733,823
                                                                        ============    ============

----------
(1) Prior to March 1, 2001, the Fund was organized as a Collective Investment Trust.
+    Less than $.01 per share.


   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------
                                     - 12 -

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE YEAR     MARCH 1, 2001(1)
                                                                         ENDED             THROUGH
                                                                       NOVEMBER 30,       NOVEMBER 30,
                                                                          2002              2001
                                                                       ------------       ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss) ........................................   $  1,167,395    $    713,010
Net realized gain (loss) from investment transactions ...............            644          (3,113)
Net change in unrealized appreciation
(depreciation) for the period .......................................        844,254         561,919
                                                                        ------------    ------------
Net increase (decrease) in net assets
resulting from operations ...........................................      2,012,293       1,271,816
                                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.45 and $0.33 per share, respectively) ...........................     (1,167,912)       (712,137)
Distributions from net realized gains on investments ................           --              --
                                                                        ------------    ------------
Total distributions to shareholders .................................     (1,167,912)       (712,137)
                                                                        ------------    ------------

CAPITAL SHARE TRANSACTIONS: (Note 4) ................................      4,159,654      23,951,689
                                                                        ------------    ------------

Net increase (decrease) in net assets ...............................      5,004,035      24,511,368

NET ASSETS:
Beginning of period .................................................     24,531,368          20,000
                                                                        ------------    ------------

End of period (including accumulated undistributed net
investment income of $356 and $873, respectively) ...................   $ 29,535,403    $ 24,531,368
                                                                        ============    ============

(1) Prior to March 1, 2001, the Fund was organized as a Collective Investment Trust.


   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------
                                     - 13 -

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

             (For a fund share outstanding throughout each period)

                                                                       FOR THE YEAR     MARCH 1, 2001(1)
                                                                           ENDED           THROUGH
                                                                        NOVEMBER 30,     NOVEMBER 30,
                                                                           2002             2001
                                                                       ------------     ------------

Net asset value, beginning of period ................................   $   9.19          $   10.00
                                                                        --------          ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)  .......................................       0.00+              0.00
Net realized and unrealized gains
(losses) on investments .............................................      (1.64)             (0.81)
                                                                        --------          ---------
Total from investment operations ....................................      (1.64)             (0.81)
                                                                        --------          ---------

LESS DISTRIBUTIONS:
Dividends from net investment income ................................       0.00+              0.00
Distribution from net realized
gains from security transactions ....................................       0.00               0.00
                                                                        --------          ---------
Total distributions .................................................       0.00               0.00
                                                                        --------          ---------

Net asset value, end of period ......................................   $   7.55          $    9.19
                                                                        ========          =========

Total return(2) .....................................................     (17.81)%           (8.10)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................................   $ 57,298          $  57,734
Ratios to average net assets(3):
Expenses, before reimbursement ......................................       1.13%             1.21%
Expenses, including effect of reimbursement .........................       1.10%             1.10%
Net investment income, before reimbursement .........................      -0.04%            (0.06)%
Net investment income, including
effect of reimbursement .............................................      -0.01%             0.05%
Portfolio turnover rate .............................................      38.24%            20.05%


----------
(1) Prior to March 1, 2001, the Fund was organized as a Collective Investment Trust.
(2) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.
(3)  Annualized for periods less than one year.
+    Less than $.01 per share.

   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------
                                     - 14 -

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
             (For a fund share outstanding throughout each period)

                                                                        FOR THE YEAR          MARCH 1, 2001(1)
                                                                            ENDED               THROUGH
                                                                         NOVEMBER 30,          NOVEMBER 30,
                                                                            2002                  2001
                                                                        ------------          ------------

Net asset value, beginning of period ................................   $       10.23     $       10.00
                                                                        -------------     -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)  .......................................            0.45              0.33
Net realized and unrealized
gains (losses) on investments .......................................            0.31              0.23
                                                                        -------------     -------------
Total from investment operations ....................................            0.76              0.56
                                                                        -------------     -------------

LESS DISTRIBUTIONS:
Dividends from net investment income ................................           (0.45)            (0.33)
Distribution from net realized
gains from security transactions ....................................            0.00              0.00
                                                                        -------------     -------------
Total distributions .................................................           (0.45)            (0.33)
                                                                        -------------     -------------

Net asset value, end of period ......................................   $       10.54     $       10.23
                                                                        =============     =============

Total return(2) .....................................................            7.56%             5.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................................   $       29,535     $     24,531
Ratios to average net assets(3):
Expenses, before reimbursement ......................................            1.11%             1.27%
Expenses, including effect of reimbursement .........................            1.12%(4)          1.25%
Net investment income, before reimbursement .........................            4.33%             4.43%
Net investment income, including
effect of reimbursement .............................................            4.32%(4)          4.45%
Portfolio turnover rate .............................................            9.56%            20.72%

(1) Prior to March 1, 2001, the Fund was organized as a Collective Investment Trust.
(2) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.
(3)  Annualized for periods less than one year.
(4) Such percentage reflects recapture of prior period expense reimbursement by adviser.

   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------
                                     - 15 -

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                November 30, 2002
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
   The North Country Funds (the "Trust") was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers two series: the North Country Equity Growth Fund (the "Growth Fund") and the North Country Intermediate Bond Fund (the "Bond Fund", collectively the "Funds"). The Growth Fund's principle investment objective is to provide investors with long-term capital appreciation while the Bond Fund seeks to provide investors with current income and total return with minimum fluctuations of principal value. Both Funds commenced operations on March 1, 2001.

   The Bond Fund and the Growth Fund were initially organized on March 26, 1984 under New York law as Collective Investment Trusts sponsored by Glens Falls National Bank & Trust Company. Prior to their conversion to regulated investment companies (mutual funds) investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

   Security Valuation - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Investments for which no sales are reported are valued at its last bid price. Securities for which current market quotations are not readily available, or securities where the last bid price does not accurately reflect the current value, are valued as determined in good faith under the procedures established by and under the general supervision of the Trust's Board of Trustees.




--------------------------------------------------------------------------------

                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                November 30, 2002


NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (CONTINUED)
   Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security.

   Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

   Federal Income Taxes - The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

   Dividends and Distributions - The Bond Fund pays dividends from net investment income on a monthly basis. The Growth Fund will pay dividends from net investment income, if any, on an annual basis. Both Funds will declare and pay distributions from net realized capital gains, if any, at least annually. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

   Security Transactions - Securities transactions are recorded no later than the first business day after the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.





--------------------------------------------------------------------------------
                                     - 17 -

                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                November 30, 2002


NOTE 3. INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
   The Trust has entered into an investment advisory agreement with North Country Investment Advisers, Inc. (the "Adviser"). Pursuant to the investment advisory agreement, the Adviser is responsible for formulating the Trust's investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, each Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% and 0.50% of the average daily net assets of the Equity Fund and Bond Fund, respectively. For the year ended November 30, 2002, the Adviser received advisory fees of $435,364 from the Equity Fund and $134,849 from the Bond Fund.

   The Adviser has voluntarily agreed to waive its advisory fee or, if necessary, to reimburse the Funds if and to the extent that the total annual operating expense ratio (excluding brokerage commissions, taxes, and extraordinary expenses) exceeds 1.10% and 1.25% of the average daily net assets of the Equity Fund and Bond Fund, respectively, through December 31, 2002. Under the terms of the Advisory Agreement, fees waived or expenses reimbursed by the Adviser are subject to reimbursement by the Fund up to five years from the date that the fee or expense was waived or reimbursed. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the voluntary expense limitation described above. For the year ended November 30, 2002, the Adviser waived fees of $17,663 from the Equity Fund and recaptured $2,747 in prior period fee waivers from the Bond Fund. As of November 30, 2002, there is $59,793 of reimbursement from the Equity Fund subject to recapture by the Adviser.

   Orbitex Fund Services, Inc. ("OFS"), a subsidiary of Orbitex Financial Services Group, Inc., serves as administrator providing administration and accounting services to the Funds pursuant to an Administration and Accounting Agreement. Under the terms of such agreement, OFS is paid a monthly fee from each Fund that is based on a percentage of average daily net assets, subject to certain minimums. Each Fund also reimburses OFS for any out-of-pocket expenses.

   OFS, through its wholly owned subsidiary Orbitex Data Services, Inc., also serves as transfer and dividend-disbursing agent to the Funds. For its services as transfer and dividend-disbursing agent, OFS receives a monthly fee based upon the total number of accounts serviced, subject to certain minimums.

   The Trust has an agreement with Orbitex Fund Distributors, Inc., an affiliate of OFS, to serve as the principal underwriter and distributor for each Fund.

   Certain officers and/or trustees of the Adviser and Administrator are also officers/trustees of the Trust.

--------------------------------------------------------------------------------
                                     - 18 -

                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                November 30, 2002


NOTE 4. FUND SHARE TRANSACTIONS
   At November 30, 2002, there were an unlimited number of shares authorized with no par value. Paid in capital for the Equity Fund and Bond Fund amounted to $76,777,615 and $28,131,343, respectively.

   Transactions in capital shares were as follows:


   EQUITY GROWTH FUND:
                                                                           FOR THE YEAR                MARCH 1, 2001*
                                                                              ENDED                      THROUGH
                                                                        NOVEMBER 30, 2002            NOVEMBER 30, 2001
                                                                        -----------------            -----------------
                                                                      SHARES        AMOUNT          SHARES        AMOUNT
                                                                      ------        ------          ------        ------
Shares sold .....................................................    1,879,318    $ 15,647,059     2,834,160    $ 27,152,042
Shares received upon conversion .................................         --              --       3,837,100      42,133,175
Shares issued for reinvestment of dividends .....................            2              14          --              --
Shares redeemed .................................................     (572,915)     (4,363,548)     (399,456)     (3,855,177)
                                                                    ----------    ------------    ----------    ------------
Net increase ....................................................    1,306,405    $ 11,283,525     6,271,804    $ 65,430,040
                                                                    ==========    ============    ==========    ============

   INTERMEDIATE BOND FUND:
                                                                           FOR THE YEAR                MARCH 1, 2001*
                                                                              ENDED                      THROUGH
                                                                        NOVEMBER 30, 2002            NOVEMBER 30, 2001
                                                                        -----------------            -----------------
                                                                      SHARES        AMOUNT          SHARES        AMOUNT
                                                                      ------        ------          ------        ------
Shares sold .....................................................      698,074    $  7,198,669     1,077,806    $ 10,803,556
Shares received upon conversion .................................         --              --       1,419,805      14,176,529
Shares issued for reinvestment of dividends ......................       2,603          26,997           293           2,971
Shares redeemed .................................................     (295,592)     (3,066,012)     (102,909)     (1,031,367)
                                                                    ----------    ------------    ----------    ------------
Net increase ....................................................      405,085    $  4,159,654     2,394,995    $ 23,951,689
                                                                    ==========    ============    ==========    ============

*    Prior to March 1, 2001, the Fund was organized as a Collective Investment
     Trust.


--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                November 30, 2002

--------------------------------------------------------------------------------
NOTE 5. INVESTMENTS
   Investment transactions, excluding short-term securities, for the year ended November 30, 2002 were as follows:


                                                             EQUITY                   INTERMEDIATE
                                                           GROWTH FUND                  BOND FUND
                                                           -----------                  ---------
Purchases ............................................      $ 32,525,976               $ 6,514,066
Sales ................................................      $ 21,548,901               $ 2,486,341

At November 30, 2002, net unrealized appreciation (depreciation) on investment securities was as follows:

                                                             EQUITY                   INTERMEDIATE
                                                           GROWTH FUND                  BOND FUND
                                                           ------------               ------------
Aggregate gross unrealized appreciation
    for all investments for which there was
    an excess of value over cost .......................    $  3,605,356                $  1,407,663
Aggregate gross unrealized depreciation
    for all investments for which there
    was an excess of cost over value ...................     (8,550,237)                    (1,490)
                                                        ----------------               -------------

   Net unrealized appreciation (depreciation) ..........   $  (4,944,881)                $ 1,406,173
                                                        ================               =============


   The aggregate cost of securities for federal income tax purposes at November 30, 2002 is the same as for book purposes for both Funds.

NOTE 6. TAX INFORMATION
   In accordance with SOP 93-2, the Equity Growth Fund has recorded a reclassification in the capital accounts. As of November 30, 2002 the Fund recorded permanent book/tax differences of $15,950 from undistributed net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income on a tax basis which is considered to be more informative to shareholders.



--------------------------------------------------------------------------------

                             THE NORTH COUNTRY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                November 30, 2002

--------------------------------------------------------------------------------
NOTE 6. TAX INFORMATION, (CONTINUED)
The tax character of distributions paid during the fiscal year ended November 30, 2002 were as follows:

                                                 ORDINARY
                                                  INCOME
                                                  ------
Equity Growth Fund ............................. $   28,112
Intermediate Bond Fund ......................... $1,167,912

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:


                                                                                     UNREALIZED
                                                 ORDINARY        LONG TERM           APPRECIATION/
                                                 INCOME            GAINS             DEPRECIATION
                                                 ------         -----------          ------------
Equity Growth Fund ............................. $  -           $(14,535,137)       $ (4,944,881)
Intermediate Bond Fund ......................... $ 356          $     (2,469)       $  1,406,173

As of November 30, 2002, the Funds had available, for federal income tax purposes, the following unused capital loss carryforwards available to offset future capital gains expiring on November 30 of the years below:

                                                  2009             2010
                                                  ----             ----
Equity Growth Fund ............................. $2,820,901     $ 11,714,236
Intermediate Bond Fund ......................... $    2,469     $      -









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                          INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------


To The Shareholders and
Board of Directors
The North Country Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The North Country Funds comprising the Equity Growth Fund and the Intermediate Bond Fund as of November 30, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year in the period then ended and for the period from March 1, 2001 (commencement of operations) to November 30, 2001 in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting The North Country Funds as of November 30, 2002, and the results of their operations for the year then ended, and the changes in their net assets, and their financial highlights for the year in the period then ended and for the period from March 1, 2001 (commencement of operations) to November 30, 2001 in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
December 20, 2002




--------------------------------------------------------------------------------
                                     - 22 -

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                              INFORMATION REGARDING
                       TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The Trustees and officers of North Country Funds (the "Trust") are listed below, together with their principal occupations during the past five years. The term of office for trustees is for the duration of the Trust or until removal, resignation or retirement; officers are elected annually. Each individual listed below oversees both portfolios currently existing within the complex.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940.



                                        POSITION &
                                        LENGTH OF TIME
                                        SERVED WITH THE          PRINCIPAL OCCUPATIONS DURING PAST
NAME, ADDRESS AND AGE                   COMPANY                  5 YEARS AND CURRENT DIRECTORSHIPS
---------------------                   -------                  ---------------------------------
Kenneth C. Hopper, M.D.*                Trustee since 2001       Chairman & CEO, Northeastern Toxicology
c/o Orbitex Fund Services, Inc.                                  Laboratory, Inc.; Chairman & CEO, Bay
150 Motor Parkway                                                Optical, Inc. (1972-Present); Chairman, Drug
Hauppauge, NY 11788                                              Risk Solutions, LLC (1997-Present); President
Age: 64                                                          & CEO, Adirondack Eye Physicians &
                                                                 Surgeons, P.C. (1970-Present); Director,
                                                                 North Country Investment Advisers, Inc.
                                                                 (2000-Present); Director, Arrow Financial
                                                                 Corp. (1983-Present); Director, Glens Falls
                                                                 National Bank & Trust Company (1976-
                                                                 Present).

Thomas L. Hoy*                          Trustee since 2000.      President, CEO & Director, Arrow Financial
c/o Orbitex Fund Services, Inc.                                  Corp. (1996-Present); President, CEO &
150 Motor Parkway                                                Director, Glens Falls National Bank & Trust
Hauppauge, NY 11788                                              Company (1995-Present); Director, North
Age: 54                                                          Country Investment Advisers, Inc. (2000-
                                                                 Present).



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                              INFORMATION REGARDING
                 TRUSTEES AND OFFICERS (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.




                                        POSITION &
                                        LENGTH OF TIME
                                        SERVED WITH THE          PRINCIPAL OCCUPATIONS DURING PAST
NAME, ADDRESS AND AGE                   COMPANY                  5 YEARS AND CURRENT DIRECTORSHIPS
---------------------                   -------                  ---------------------------------

George R. Coughlan, III                 Trustee since 2001.      Retired; Vice President & Branch Manager,
c/o Orbitex Fund Services, Inc.                                  Smith Barney (1974-1998).
150 Motor Parkway
Hauppauge, NY 11788
Age: 64

Alan E. Redeker                         Trustee since 2000.      President, Glens Falls Lehigh Cement (1999-
c/o Orbitex Fund Services, Inc.                                  Present); Vice President, Roanoke Cement
150 Motor Parkway                                                (1998); Regional Vice President, Southdown
Hauppauge, NY 11788                                              Corp. (Cement Co.) (1998); Vice President,
Age: 58                                                          Medusa Corporation (Cement Co.) (1995-1998).

Joseph M. Grossi                        Trustee since 2001.      Retired; General Manager- Northeast Region,
c/o Orbitex Fund Services, Inc.                                  Niagara Mohawk Power Corp. (Gas &
150 Motor Parkway                                                Electric Co.) (1964-1999).
Hauppauge, NY 11788
Age: 63









--------------------------------------------------------------------------------
                                     - 24 -

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                              INFORMATION REGARDING
                 TRUSTEES AND OFFICERS (UNAUDITED) (Continued)
--------------------------------------------------------------------------------


The following table provides information regarding each officer who is not a Trustee of the Trust.



                                        POSITION &
                                        LENGTH OF TIME
                                        SERVED WITH THE          PRINCIPAL OCCUPATIONS DURING PAST
NAME, ADDRESS AND AGE                   COMPANY                  5 YEARS AND CURRENT DIRECTORSHIPS
---------------------                   -------                  ---------------------------------

Sean Kelly                              President since          Senior Vice President, Orbitex Data Services,
c/o Orbitex Fund Services, Inc.         2001.                    Inc. (2000-Present); President, Kel-Corp, Inc.
150 Motor Parkway                                                (1997-Present); Senior Vice President,
Hauppauge, NY 11788                                              Concord Financial Group (1987-1996).
Age: 45

Peter J. Lareau                         Vice President           Vice President-Corporate Compliance, Glens
c/o Orbitex Fund Services, Inc.         since 2002.              Falls National Bank & Trust Company (1982-
150 Motor Parkway                                                Present); Compliance Officer, North Country
Hauppauge, NY 11788                                              Investment Advisers, Inc. (2001-Present).
Age: 44

Andrew Rogers                           Treasurer since          Director of Fund Administration, Orbitex Fund
c/o Orbitex Fund Services, Inc.         2002.                    Services, Inc. (2001-Present); Vice President of
150 Motor Parkway                                                Compliance/Accounting, JP Morgan Chase &
Hauppauge, NY 11788                                              Co. (1999-2001); Financial Reporting
Age: 33                                                          Supervisor, Alliance Capital (1995-1999).

Rose Anne Casaburri                     Secretary since          Paralegal, Orbitex Fund Services, Inc. (2001-
c/o Orbitex Fund Services, Inc.         2001.                    Present); Human Resources Manager,
150 Motor Parkway                                                Federated Department Stores (1996-2001).
Hauppauge, NY 11788
Age: 50

James Colantino                         Assistant Treasurer      Senior Fund Administrator, Orbitex Fund
c/o Orbitex Fund Services, Inc.         since 2002               Services, Inc. (1996-Present)
150 Motor Parkway
Hauppauge, NY 11788
Age: 33

The Trust's Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, upon request by calling 1-888-350-2990.


----------
* Kenneth C. Hopper, M.D. and Thomas L. Hoy are both deemed to be "interested persons" of North Country Funds, as defined by the 1940 Act. Each serves as a director of Glens Falls National Bank & Trust Company, the sponsor of North Country Funds and as a director of the North Country Funds' investment adviser.

--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                     North Country Investment Advisers, Inc.
                                250 Glen Street
                             Glens Falls, NY 12801

                                  LEGAL COUNSEL
                                  Ropes & Gray
                          1301 K Street N.W., Suite 800
                          East Washington, D.C. 20005

                              INDEPENDENT AUDITORS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                        ADMINISTRATOR AND FUND ACCOUNTANT
                           Orbitex Fund Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788

                                 TRANSFER AGENT
                           Orbitex Data Services, Inc.
                             4020 South 147th Street
                                 Omaha, NE 68137



                                   DISTRIBUTOR
                         Orbitex Funds Distributor, Inc.
                      One Station Place Stamford, CT 06902

                                    CUSTODIAN
                                Bank of New York
                                One Wall Street
                               New York, NY 10286





                      Investor Information: (888) 350-2990